BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2024
	Shares	Value
COMMON STOCKS – 98.2%
BRAZIL – 4.7%
Renewable Power & Infrastructure – 4.7%
Equatorial Energia SA	271,047	$1,617,904
Serena Energia SA(a)	847,030	1,274,968
Total Renewable Power & Infrastructure		2,892,872
Total BRAZIL		2,892,872
CANADA – 5.9%
Renewable Power & Infrastructure – 5.9%
Boralex, Inc.	89,415	2,378,758
Fortis, Inc.	26,847	1,219,822
Total Renewable Power & Infrastructure		3,598,580
Total CANADA		3,598,580
DENMARK – 3.0%
Renewable Power & Infrastructure – 3.0%
Orsted A/S(a)(b)	15,132	1,002,229
Vestas Wind Systems A/S(a)	38,408	845,118
Total Renewable Power & Infrastructure		1,847,347
Total DENMARK		1,847,347
FRANCE – 3.6%
Clean Technology – 1.9%
Nexans SA	7,908	1,160,772
Water & Waste Infrastructure – 1.7%
Veolia Environnement SA	31,345	1,031,982
Total FRANCE		2,192,754
GERMANY – 4.8%
Renewable Power & Infrastructure – 4.8%
E.ON SE	196,477	2,925,929
Total GERMANY		2,925,929
ITALY – 5.8%
Renewable Power & Infrastructure – 5.8%
Enel SpA	446,282	3,564,819
Total ITALY		3,564,819
NEW ZEALAND – 2.7%
Renewable Power & Infrastructure – 2.7%
Mercury NZ Ltd.	399,003	1,638,946
Total NEW ZEALAND		1,638,946
SPAIN – 11.8%
Renewable Power & Infrastructure – 11.8%
EDP Renovaveis SA	102,787	1,793,516
Iberdrola SA	217,416	3,361,071
Redeia Corp. SA	108,069	2,100,983
Total Renewable Power & Infrastructure		7,255,570
Total SPAIN		7,255,570
UNITED KINGDOM – 9.2%
Renewable Power & Infrastructure – 6.2%
National Grid PLC	156,265	2,160,056
SSE PLC	65,037	1,639,221
Total Renewable Power & Infrastructure		3,799,277
Water & Waste Infrastructure – 3.0%
Severn Trent PLC	52,978	1,875,610
Total UNITED KINGDOM		5,674,887
UNITED STATES – 46.7%
Clean Technology – 8.1%
Carrier Global Corp.	28,806	2,318,595
Itron, Inc.(a)	11,534	1,231,946
Trane Technologies PLC	3,756	1,460,070
Total Clean Technology		5,010,611
Other Sustainable Infrastructure – 2.3%
Crown Castle, Inc.	11,678	1,385,361
Renewable Power & Infrastructure – 24.0%
Clearway Energy, Inc.	40,813	1,252,143
CMS Energy Corp.	41,451	2,927,684
First Solar, Inc.(a)	6,930	1,728,619
NextEra Energy, Inc.	33,127	2,800,225
NEXTracker, Inc.(a)	24,707	926,019
Public Service Enterprise Group, Inc.	32,847	2,930,281
Xcel Energy, Inc.	33,783	2,206,030
Total Renewable Power & Infrastructure		14,771,001
Water & Waste Infrastructure – 12.3%
American Water Works Company, Inc.	16,754	2,450,105
Republic Services, Inc.	8,510	1,709,148
Waste Connections, Inc.	12,590	2,250,459
Xylem, Inc.	8,669	1,170,575
Total Water & Waste Infrastructure		7,580,287
Total UNITED STATES		28,747,260
TOTAL COMMON STOCKS (Cost $53,885,512)		60,338,964
MONEY MARKET FUND – 1.8%
UNITED STATES – 1.8%
First American Treasury Obligations Fund - Class X, 4.79%(c)	1,136,513	1,136,513
TOTAL MONEY MARKET FUND (Cost $1,136,513)		1,136,513
Total Investments – 100.0% (Cost $55,022,025)		61,475,477
Other Assets in Excess of Other Assets 0.0%		21,581
TOTAL NET ASSETS – 100.0%		$61,497,058

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $1,002,229 or 1.6% of net assets.

(c)	The rate shown represents the seven-day yield as of September 30, 2024.

Abbreviations:
PLC	Public Limited Company

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Global Renewables & Sustainable Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$2,892,872	$–	$–	$2,892,872
Canada	3,598,580	–	–	3,598,580
Denmark	–	1,847,347	–	1,847,347
France	–	2,192,754	–	2,192,754
Germany	–	2,925,929	–	2,925,929
Italy	–	3,564,819	–	3,564,819
New Zealand	–	1,638,946	–	1,638,946
Spain	–	7,255,570	–	7,255,570
United Kingdom	–	5,674,887	–	5,674,887
United States	28,747,260	–	–	28,747,260
Total Common Stocks	35,238,712	25,100,252	–	60,338,964
Money Market Fund:
United States	1,136,513	–	–	1,136,513
Total	$36,375,225	$25,100,252	$–	$61,475,477

For further information regarding security characteristics, see the Schedule of Investments.